Cover	May 10, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2023
Entity File Number	001-38597
Entity Registrant Name	The Necessity Retail REIT, Inc.
Entity Central Index Key	0001568162
Entity Tax Identification Number	90-0929989
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	650 Fifth Avenue
Entity Address, Address Line Two	30th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	415-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	RTL
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.50% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Trading Symbol	RTLPP
Security Exchange Name	NASDAQ
Series C Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.375% Series C Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Trading Symbol	RTLPO
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ